Prepaid Domain Names	9 Months Ended	12 Months Ended
	Nov. 30, 2017	Feb. 28, 2017
Notes to Financial Statements
Prepaid Domain Names

During the first nine months of fiscal years 2018 and 2017, the Company incurred $674,202 and $67,018, respectively, of annual domain name renewal fees, which range between $0.25 and $7.85 per domain name. These amounts were recorded as prepaid domain name renewal fees, and are then amortized over a period of one year on a straight-lined basis. During the first nine months of fiscal years 2018 and 2017, the Company recognized $244,171 and $49,587 of expense as cost of revenues related to this amortization. As of November 30, 2017, and February 28, 2017, the Company has $476,443 and $105,775, respectively, of remaining prepaid domain name renewal fees recorded on the balance sheet. See Note 9 for information on Related Party activity within Prepaid Domain Names.

During the fiscal years 2017 and 2016, the Company incurred $165,573 and $127,005, respectively, of annual domain name renewal fees, which range between $0.25 and $7.85 per domain name. These amounts were recorded as prepaid domain name renewal fees, and are then amortized over one year on a straight-lined basis. During fiscal years 2017 and 2016, the Company recognized $81,001 and $166,312 of expense as cost of revenues related to this amortization. As of February 28, 2017 and February 29, 2016, the Company has $105,775 and $21,203, respectively, of remaining prepaid domain name renewal fees recorded on the balance sheet. See Note 8 for information on Related Party activity within Prepaid Domain Names.